UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2474

                           Midas Dollar Reserves, Inc.

               (Exact name of registrant as specified in charter)

        11 Hanover Square, 12th Floor
                New York, NY                                       10005
    (Address of principal executive offices)                     (Zip code)

                          Thomas B. Winmill, President
                           Midas Dollar Reserves, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

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Item 1. Schedule of Investments

                                        MIDAS DOLLAR RESERVES, INC.
                                     SCHEDULE OF PORTFOLIO INVESTMENTS
                                               MARCH 31, 2007
                                                 (UNAUDITED)
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

   PAR VALUE                                                                                    YIELD*           VALUE
-----------------                                                                           -------------------------------
                 U.S. GOVERNMENT AGENCIES (100.10%)
         425,000 Federal National Mortgage Association, due 5/02/07                             5.100%             423,134
         840,000 Federal National Mortgage Association, due 5/15/07                             5.111%             834,753
       1,170,000 Federal National Mortgage Association, due 6/15/07                             5.100%           1,157,569
       1,000,000 Federal National Mortgage Association, due 6/22/07                             5.130%             988,315
         900,000 Federal National Mortgage Association, due 7/10/07                             5.120%             887,200
       1,260,000 Freddie Mac Discount Note, due 4/03/07                                         5.100%           1,259,643
         965,000 Freddie Mac Discount Note, due 4/09/07                                         5.118%             963,902
          50,000 Freddie Mac Discount Note, due 4/17/07                                         5.145%              49,886
         610,000 Freddie Mac Discount Note, due 4/23/07                                         5.150%             608,080
       1,150,000 Freddie Mac Discount Note, due 4/30/07                                         5.113%           1,145,263
         950,000 Freddie Mac Discount Note, due 5/08/07                                         5.116%             945,005
         960,000 Freddie Mac Discount Note, due 5/21/07                                         5.122%             953,171
         980,000 Freddie Mac Discount Note, due 5/25/07                                         5.135%             972,452
         680,000 Freddie Mac Discount Note, due 5/29/07                                         5.155%             674,352
       1,000,000 Freddie Mac Discount Note, due 6/08/07                                         5.100%             990,367
         440,000 Freddie Mac Discount Note, due 6/19/07                                         5.140%             435,037
       1,125,000 Freddie Mac Discount Note, due 7/02/07                                         5.100%           1,110,336
                                                                                                           ----------------

                 Total Investments (cost: $14,398,465) (100.10%)                                                14,398,465

                 Liabilities in excess of other assets (-0.10%)                                                    (15,068)
                                                                                                           ----------------

                 Net Assets (100.00%)                                                                         $ 14,383,397
                                                                                                           ================

                  * Represents discount rate at date of purchase for discount securities, or coupon for coupon-bearing securities


NOTE TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED):
SECURITY VALUATION
The Fund values its portfolio securities using the amortized cost method of valuation, under which the market value is approximated by amortizing the difference between acquisition cost and value at maturity of an instrument on a straight-line basis over its remaining life.

SECURITIES TRANSACTIONS
The cost of investments is the same for financial reporting and federal income tax purposes.

                                       1
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Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                       2
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS DOLLAR RESERVES, INC.

By: /s/ Thomas B. Winmill
    ----------------------------
    Thomas B. Winmill, President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
    ----------------------------
    Thomas B. Winmill, President

Date: May 30, 2007

By: /s/ Thomas O'Malley
    ----------------------------------------
    Thomas O'Malley, Chief Financial Officer

Date: May 30, 2007

                                       3
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                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

EX-99.CERT

                                 CERTIFICATIONS

I, Thomas B. Winmill, certify that:

1.   I have reviewed this report on Form N-Q of Midas Dollar Reserves, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 30, 2007              /s/ Thomas B. Winmill
                                ----------------------------
                                Thomas B. Winmill, President

I, Thomas O'Malley, certify that:

1.   I have reviewed this report on Form N-Q of Midas Dollar Reserves, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 30, 2007              /s/ Thomas O'Malley
                                ----------------------------------------
                                Thomas O'Malley, Chief Financial Officer

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